FEDERATED MANAGED ALLOCATION PORTFOLIOS

                                 5800 Corporate Drive
                          Pittsburgh, Pennsylvania 15237-7000

                                   January 30, 2001




EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

     RE: FEDERATED MANAGED ALLOCATION PORTFOLIOS (the "Trust")
            Federated Managed Income Portfolio
            Federated Managed Conservative Growth Portfolio
            Federated Managed Moderate Growth Portfolio
            Federated Managed Growth Portfolio
         1933 Act File No. 33-51247
         1940 Act File No. 811-7129

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Trust hereby certifies that the definitive forms of prospectuses and statement of additional information dated January 31, 2001, that would have been filed under Rule 497(c), do not differ from the forms of prospectuses and statement of additional information contained in the most recent registration statement for the Trust. This registration statement was electronically filed 485(b) as Post-effective amendment No. 13 on January 25, 2001.


      If you have any questions regarding this certification, please call me at (412) 288-8160.

                                          Very truly yours,



                                          /s/ C. Grant Anderson
                                          C. Grant Anderson
                                          Assistant Secretary